Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Thousands of Shares of Common Stock Outstanding	Thousands of Shares of Common Stock Outstanding	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning Balance (in shares) at Dec. 31, 2020			101,109,000
Beginning Balance at Dec. 31, 2020	$ 2,471,291			$ 1,057,319	$ (527,028)	$ (48,883)	$ 1,989,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the shareholders of Teekay Corporation	7,806				7,806
Net Income (Loss) Attributable to Noncontrolling Interest	11,174						(11,174)
Net income (loss)	(3,368)
Other Comprehensive Income (Loss)	54,732					23,355	31,377
Dividends declared	$ (85,384)						(85,384)
Employee stock compensation and other (in shares) (note 12)	0		462,000
Equity-based compensation (note 11)	$ 2,817			2,817
Changes to non-controlling interest from equity contributions and other	(1,271)				(5,980)	18	7,269
Ending Balance (in shares) at Dec. 31, 2021			101,571,000
Ending Balance at Dec. 31, 2021	2,432,483			1,053,802	(513,242)	(25,510)	1,917,433
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the shareholders of Teekay Corporation	78,407				78,407
Net Income (Loss) Attributable to Noncontrolling Interest	(110,953)						110,953
Net income (loss)	189,360
Other Comprehensive Income (Loss)	1,706					1,297	409
Treasury Stock, Value, Acquired, Cost Method	$ (15,369)
Treasury Stock, Shares, Acquired			(3,759,000)
Stock Repurchased and Retired During Period, Value				(35,789)	(20,420)
Employee stock compensation and other (in shares) (note 12)	205,000		506,000
Equity-based compensation (note 11)	$ 4,027			4,027
Consolidation, Impact of Deconsolidation of Subsidiary	(1,262,649)
Decrease from Deconsolidation						22,241
Noncontrolling Interest, Decrease from Deconsolidation							(1,284,890)
Changes to non-controlling interest from equity contributions and other	$ (20,048)				(17,810)	0	(2,238)
Ending Balance (in shares) at Dec. 31, 2022	98,318,395		98,318,000
Ending Balance at Dec. 31, 2022	$ 1,369,606			1,022,040	(396,605)	(1,972)	746,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	(396,605)
Net income attributable to the shareholders of Teekay Corporation	150,641				150,641
Net Income (Loss) Attributable to Noncontrolling Interest	(366,782)						366,782
Net income (loss)	517,423
Other Comprehensive Income (Loss)	1,972					1,972	0
Treasury Stock, Value, Acquired, Cost Method	$ (50,714)
Treasury Stock, Shares, Acquired			(8,885,000)
Stock Repurchased and Retired During Period, Value				(84,311)	(33,597)
Dividends declared		$ (42,921)					(42,921)
Employee stock compensation and other (in shares) (note 12)	1,210,000		1,573,000
Equity-based compensation (note 11)	$ 7,742			7,742
Changes to non-controlling interest from equity contributions and other	$ (2,762)				826	0	1,936
Ending Balance (in shares) at Dec. 31, 2023	91,006,182		91,006,000
Ending Balance at Dec. 31, 2023	$ 1,800,346			$ 945,471	$ (213,193)	$ 0	$ 1,068,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	$ (213,193)